Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Provision

The Company’s income tax provision consists of the following:

	December 31,
	2024	2023
Current
Federal	$-	$-
State	-	-
Deferred
Federal	(667,496)	(90,502)
State	-	-
Valuation allowance	667,496	90,502
Income tax provision	$-	$-

Schedule of Net Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Start-up/Organization costs	$124,713	$50,795
Intangibles	1,703	885
Stock based compensation	583,239	-
Net operating loss carryforwards	114,223	104,701
Total deferred tax assets	823,877	156,381
Valuation allowance	(823,877)	(156,381)
Deferred tax asset, net of allowance	$-	$-

Schedule of Reconciliation of The Statutory Federal Income Tax Rate (Benefit) to the Company’s Effective Tax Rate (Benefit)

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
M&A/ Deal cost	-6.0%	0.0%
Meals and entertainment	0.0%	-0.1%
Financing costs and stock based compensation expenses	-0.3%	-0.2%
Start-up/Organization costs	0.0%	0.0%
Change in valuation allowance	-14.7%	-20.7%
Income tax expense	0.0%	0.0%